MFA 2024-NQM3 Trust ABS-15G

Exhibit 99.02

Client Name:
Client Project Name:	MFA 2024-NQM3
Start - End Dates:	8/3/2022 - 10/11/2024
Deal Loan Count:	346

Conditions Report 2.0

Loans in Report:	346
Loans with Conditions:	154

0 - Total Active Conditions

123 - Total Satisfied Conditions

49 - Credit Review Scope
5 - Category: Application
4 - Category: Assets
5 - Category: Credit/Mtg History
2 - Category: DTI
18 - Category: Income/Employment
7 - Category: Insurance
2 - Category: Legal Documents
1 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
1 - Category: Title
25 - Property Valuations Review Scope
11 - Category: Appraisal
11 - Category: FEMA
2 - Category: Property
1 - Category: Value
49 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Compliance Manual
2 - Category: Finance Charge Tolerance
38 - Category: TILA/RESPA Integrated Disclosure
121 - Total Waived Conditions

96 - Credit Review Scope
7 - Category: Assets
37 - Category: Credit/Mtg History
4 - Category: DTI
4 - Category: Income/Employment
1 - Category: Insurance
25 - Category: LTV/CLTV
18 - Category: Terms/Guidelines
16 - Property Valuations Review Scope
1 - Category: Appraisal
10 - Category: FEMA
5 - Category: Property
9 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Repayment Ability
2 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
3 - Category: TILA/RESPA Integrated Disclosure

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